UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

 (Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Saba Closed-End Funds ETF (CEFS)

Semi-Annual Report

May 31, 2022

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2022 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.sabaetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	May 31, 2022 (Unaudited)
	Number of Shares	Value
CLOSED-END FUNDS — 90.3%
EQUITY — 27.3%
Aberdeen Standard Global Infrastructure Income Fund	563	$10,872
BlackRock Innovation & Growth Trust	1,257	11,200
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,912	2,594,466
ClearBridge Energy Midstream Opportunity Fund, Inc.	2,113	63,200
ClearBridge MLP & Midstream Total Return Fund, Inc.	3,268	102,256
Cushing MLP & Infrastructure Total Return Fund (The)	63,490	2,154,216
Cushing NextGen Infrastructure Income Fund (The)	60,013	2,629,770
India Fund, Inc. (The)	42,443	732,142
Kayne Anderson NextGen Energy & Infrastructure, Inc.	13,548	116,784
Macquarie Global Infrastructure Total Return Fund, Inc.	628	16,014
Neuberger Berman MLP & Energy Income Fund, Inc.	22,066	152,255
Neuberger Berman Next Generation Connectivity Fund, Inc.	442,541	4,898,929
New Ireland Fund, Inc. (The)	35,427	300,775
Principal Real Estate Income Fund	100,762	1,356,256
Salient Midstream & MLP Fund	529,901	4,504,158
Taiwan Fund, Inc. (The)	7,209	204,303
Templeton Emerging Markets Fund	3,479	44,357
Tortoise Energy Independence Fund, Inc.	14,965	485,914
Tortoise Energy Infrastructure Corp.	2,963	100,268
Tortoise Midstream Energy Fund, Inc.	24,767	940,898
Voya Asia Pacific High Dividend Equity Income Fund	6,323	46,600
Voya Emerging Markets High Income Dividend Equity Fund	267,956	1,650,609
Voya Global Advantage and Premium Opportunity Fund	2,000	19,220
Voya Global Equity Dividend and Premium Opportunity Fund	27,193	158,263
Voya Infrastructure Industrials and Materials Fund	63,772	681,723
		23,975,448
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME — 57.0%
Aberdeen Asia-Pacific Income Fund, Inc.	2,637	$8,043
AllianceBernstein Global High Income Fund, Inc.	2,685	27,736
Apollo Senior Floating Rate Fund, Inc.	4,223	56,884
Apollo Tactical Income Fund, Inc.	197,479	2,553,403
Ares Dynamic Credit Allocation Fund, Inc.	57,500	771,650
Barings Global Short Duration High Yield Fund	173,555	2,464,481
BlackRock California Municipal Income Trust	55,290	647,446
BlackRock Credit Allocation Income Trust	1,290	14,887
Blackrock ESG Capital Allocation Trust	139,953	2,111,891
Blackstone Strategic Credit Fund	104,407	1,236,179
BNY Mellon High Yield Strategies Fund	183,159	465,224
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	76,029	686,542
Delaware Investments National Municipal Income Fund	624,509	7,494,108
Delaware Ivy High Income Opportunities Fund	495,353	5,592,535
Eaton Vance New York Municipal Bond Fund	71,656	713,694
Ellsworth Growth and Income Fund Ltd.	177,728	1,636,875
First Trust High Income Long/Short Fund	138,653	1,771,985
First Trust High Yield Opportunities 2027 Term Fund	16,150	259,530
Invesco Senior Income Trust(a)	440,954	1,746,178
KKR Income Opportunities Fund	66,907	867,784
MFS High Yield Municipal Trust	5,160	18,989
Morgan Stanley Emerging Markets Debt Fund, Inc.	309,270	2,226,744
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	918,098	4,287,518
Neuberger Berman New York Municipal Fund, Inc.	40	416
New America High Income Fund, Inc. (The)	31,513	241,390
Nuveen Core Plus Impact Fund	184,351	2,359,693

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Continued)	May 31, 2022 (Unaudited)
	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Nuveen Mortgage and Income Fund	3,190	$55,027
Nuveen New York AMT-Free Quality Municipal Income Fund	57,354	668,174
Nuveen Ohio Quality Municipal Income Fund	53,972	714,049
PGIM Global High Yield Fund, Inc.	85,735	1,075,974
PGIM High Yield Bond Fund, Inc.	1,989	27,150
PGIM Short Duration High Yield Opportunities Fund	67,751	1,075,208
Pioneer High Income Fund, Inc.	20,000	149,000
Pioneer Municipal High Income Opportunities Fund, Inc.	6,951	89,807
Templeton Global Income Fund	92,994	428,702
Vertical Capital Income Fund	79,905	764,691
Virtus AllianzGI Convertible & Income Fund II	563,186	1,982,415
Virtus Global Multi-Sector Income Fund	33,000	291,390
Western Asset Diversified Income Fund	112,400	1,684,876
Western Asset Emerging Markets Debt Fund, Inc.	9,521	92,544
Western Asset High Income Opportunity Fund, Inc.	150,000	639,000
		49,999,812
HYBRID — 6.0%
Blackrock Capital Allocation Trust	1,164	18,426
Calamos Long/Short Equity & Dynamic Income Trust	1,580	28,914
Delaware Enhanced Global Dividend & Income Fund	103,339	852,547
Ecofin Sustainable and Social	130,175	1,894,046
First Trust Aberdeen Emerging Opportunity Fund	11,226	104,963
Goldman Sachs MLP Energy and Renaissance Fund	1,093	14,319
Nuveen Multi-Asset Income Fund	134,550	2,031,705
Virtus Dividend Interest & Premium Strategy Fund	28,451	363,319
		5,308,239
TOTAL CLOSED-END FUNDS (Cost $84,862,627)		79,283,499
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
FIXED INCOME — 0.3%
High Yield ETF(b)	9,073	$252,638
TOTAL EXCHANGE-TRADED FUNDS (Cost $264,871)		252,638
TOTAL INVESTMENTS — 90.6% (Cost $85,127,498)		79,536,137
Other Assets in Excess of Liabilities — 9.4%		8,222,157
TOTAL NET ASSETS — 100.0%		$87,758,294

(a)   All or a portion of this security is pledged as collateral for borrowings. As of May 31, 2022, the aggregate value of those securities was $1,188,000, representing 1.4% of net assets.

(b)   Affiliated issuer.

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	May 31, 2022 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	September 2022	(168)	$(19,054,552)	$(18,976,125)	$78,427
TOTAL FUTURES CONTRACTS			$(19,054,552)	$(18,976,125)	$78,427

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Delaware Investments National Municipal Income Fund(a)	$—	$8,371,639	$—	$(25)	$(877,506)	$—	—	$95,009	$—
High Yield ETF	—	264,871	—	—	(12,233)	252,638	9,073	5,425	—
Total	$—	$8,636,510	$—	$(25)	$(889,739)	$252,638	9,073	$100,434	$—

(a)   Security is no longer an affiliated company at period end.

See accompanying Notes to Financial Statements.

Saba Closed-End Funds ETF SUMMARY OF INVESTMENTS	May 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Closed-End Funds
Equity	27.3%
Fixed Income	57.0%
Hybrid	6.0%
Total Closed-End Funds	90.3%
Exchange-Traded Funds
Fixed Income	0.3%
Total Exchange-Traded Funds	0.3%
Total Investments	90.6%
Other Assets in Excess of Liabilities	9.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2022 (Unaudited)
Saba Closed-End Funds ETF
Assets:
Unaffiliated investments, at value	$79,283,499
Affiliated investments, at value	252,638
Cash	4,280,742
Investment securities sold	2,074,225
Cash held at lending agent	1,247,002
Due from broker	1,126,304
Deposit at broker for futures contracts	221,760
Dividends receivable	170,311
Variation margin on futures contracts	78,427
Total Assets	88,734,908
Liabilities:
Advisory fee payable	79,343
Investment securities purchased	897,271
Total Liabilities	976,614
Net Assets	$87,758,294
Net Assets Consist of:
Paid-in capital	$92,217,894
Distributable earnings (loss)	(4,459,600)
Net Assets	$87,758,294
Net Assets	$87,758,294
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,750,001
Net Asset Value, Offering and Redemption Price Per Share	$18.48
Unaffiliated investments, at cost	$84,862,627
Affiliated investments, at cost	$264,871

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
Saba Closed-End Funds ETF
For the Six Months Ended May 31, 2022 (Unaudited)
Investment Income:
Unaffiliated dividends	$3,109,064
Affiliated dividends	100,434
Total Investment Income	3,209,498
Expenses:
Advisory fees	475,390
Total Expenses	475,390
Net Investment Income (Loss)	2,734,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	936,137
Affiliated investments	(25)
Futures	930,560
Capital gain distributions from underlying funds	107,045
Net realized gain (loss)	1,973,717
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,697,725)
Affiliated Investments	(889,739)
Futures	103,324
Net change in unrealized appreciation (depreciation)	(9,484,140)
Net realized and unrealized gain (loss)	(7,510,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,776,315)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Saba Closed-End Funds ETF
	For the Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$2,734,108	$1,818,324
Net realized gain (loss)	1,973,717	6,810,912
Change in net unrealized appreciation (depreciation)	(9,484,140)	1,715,571
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,776,315)	10,344,807
Distributions to Shareholders	(5,985,324)	(5,831,002)
Capital Transactions:
Proceeds from shares issued	16,596,022	26,011,238
Cost of shares redeemed	(3,814,646)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	12,781,376	26,011,238
Total Increase (Decrease) in Net Assets	2,019,737	30,525,043
Net Assets:
Beginning of period	85,738,557	55,213,514
End of period	$87,758,294	$85,738,557
Change in Shares Outstanding:
Shares outstanding, beginning of period	4,100,001	2,850,001
Shares issued	850,000	1,250,000
Shares redeemed	(200,000)	—
Shares outstanding, end of period	4,750,001	4,100,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Saba Closed-End Funds ETF Selected Per Share Data	For the Six Months Ended May 31, 2022 (Unaudited)		Years Ended November 30					For the period March 20, 2017(1) through November 30, 2017
			2021	2020		2019	2018
Net Asset Value, beginning of period	$20.91		$19.37	$20.05		$18.68	$21.18	$19.97
Investment Activities
Net investment income (loss)(2)	0.62		0.53	1.05		1.59	1.21	0.56
Net realized and unrealized gain (loss)	(1.67)		2.69	(0.05	)(3)	1.51	(1.94)	1.76
Total from investment activities	(1.05)		3.22	1.00		3.10	(0.73)	2.32
Distributions to shareholders from:
Net investment income	(0.70)		(1.59)	(1.21)		(1.59)	(1.19)	(0.66)
Net realized gain	(0.68)		(0.09)	—		—	(0.49)	(0.45)
Return of Capital	—		—	(0.47)		(0.14)	(0.09)	—
Total distributions	(1.38)		(1.68)	(1.68)		(1.73)	(1.77)	(1.11)
Net Asset Value, end of period	$18.48		$20.91	$19.37		$20.05	$18.68	$21.18
Total Return (%)	(5.29	)(4)	17.09	6.07		17.30	(3.83)	11.84	(4)
Total Return at Market Price (%)	(5.02	)(4)	17.47	6.41		17.21	(3.74)	12.15	(4)
Ratios to Average Net Assets
Expenses (%)(5)	1.10	(6)	1.18	1.25		2.21	1.20	1.60	(6)
Interest expense (%)	—	(6)	0.08	0.15		1.11	0.10	0.50	(6)
Expenses excluding interest expense (%)(5)	1.10	(6)	1.10	1.10		1.10	1.10	1.10	(6)
Net investment income (loss) (%)	6.33	(6)	2.54	5.71		8.02	5.96	3.77	(6)
Supplemental Data
Net Assets at end of period (000’s)	$87,758		$85,739	$55,214		$46,124	$26,152	$21,185
Portfolio turnover (%)(7)	46	(4)	85	76		52	44	83	(4)

(1)   Commencement of operations.

(2)   Per share numbers have been calculated using the average shares method.

(3)   Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)   Not annualized for periods less than one year.

(5)   The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)   Annualized for periods less than one year.

(7)   Excludes the impact of in-kind transactions and short sales related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2022 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the fund in which Shares are held. The financial statements herein are for the Saba Closed-End Funds ETF (the “Fund”).

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Fund’s investment objective is to provide capital appreciation and dividend income. The Fund commenced investment operations on March 20, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange traded futures contracts, and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2022 for the Fund based upon the three levels defined above:

Saba Closed-End Funds ETF	Level 1	Level 2	Level 3	Total
Investments
Closed-End Funds(a)	$79,283,499	$—	$—	$79,283,499
Exchange-Traded Funds(a)	252,638	—	—	252,638
Total Investments	79,536,137	—	—	79,536,137
Other Financial Instruments(b)
Futures Contracts	78,427	—	—	78,427
Total	$79,614,564	$—	$—	$79,614,564

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. The amount presented reflects the net amount included on the Schedule of Investments, futures contracts. The Statement of Assets and Liabilities reflects the one day variation margin payable/receivable.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Short Sales

Short sales are transactions under which the Fund, or an underlying closed-end fund in which the Fund invests (an “Underlying Fund”), sells a security it does not own in anticipation of a decline in the value of that security and/or hedge against a raise in interest rates. To complete such a transaction, the Fund or an Underlying Fund must borrow the security to make delivery to the buyer. The Fund or Underlying Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or Underlying Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund or Underlying Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as interest expense for securities sold short. To borrow the security, the Fund or Underlying Fund also may be required to pay a premium or an interest fee, which is also recorded as interest expense for securities sold short. Cash and/or securities are segregated for the broker to meet the necessary margin requirements. The Fund or an Underlying Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price. During the six months ended at May 31, 2022 the Fund did not hold any short positions.

(f) Futures Contracts

The Fund, directly or through an Underlying Fund, may utilize futures contracts to hedge against a rise in interest rates. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward of approximately 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation margin” will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed. As of May 31, 2022, the Fund held futures contracts.

A margin deposit held at one counterparty for the futures contracts is included in “Deposit at broker for futures contracts” on the Statement of Assets and Liabilities.

(g) Distributions to Shareholders

The Fund pays out dividends from its net investment income, if any, monthly and distributes its net capital gains, if any, to investors at least annually. In so doing, the Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. This rate is based on the Sub-Adviser’s (as defined below) annual projection of income and forecast of interest rates for the upcoming year. Thus, the rate will vary from year to year. Further, the rate may be adjusted at any time during a given year. The Sub-Adviser monitors the Fund’s distributions, the expected cash flow from investments and other metrics in determining whether to adjust the distribution rate during the course of a year. A portion of the distributions made by the Fund may be treated as return of capital for tax purposes (as discussed further below). One or more additional distributions may be made generally in December or after the Fund’s fiscal year-end to comply with applicable law.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay, or cause to be paid, all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser and Saba Capital Management, L.P. (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for making day-to-day investment decisions for the Fund and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. Under the Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1.01% on up to $500 million in assets; 1.02% on the next $500 million; 1.04% on amounts over $1 billion.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, securities sold short, and short-term investments, for the period ended May 31, 2022 were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$34,885,476	$38,574,334

Purchases and sales of in-kind transactions for the period ended May 31, 2022 were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$20,236,110	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing Shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500.

Note 6 – Principal Risks

As with any investment, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Certain principal risks affecting shareholders’ investments in the Fund, either directly or indirectly through its investments in the Underlying Funds, are set forth below. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Fund of Funds Risk. Because the Fund is a “fund of funds,” its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests (referred to herein as “acquired fund fees and expenses”), including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times, certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

Note 7 – Federal Income Taxes

As of the tax year ended November 30, 2021, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Saba Closed-End Funds ETF	$—	$2,329,899	$—	$3,972,140	$6,302,039

At May 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Saba Closed-End Funds ETF	$85,127,498	$3,506,497	$(9,097,858)	$(5,591,361)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Credit Facility

Effective March 14, 2017, the Fund entered into a committed line of credit facility (the “LOC”) with BNP Paribas used for cash management purposes, such as providing liquidity for investments and redemptions of Creation Units, and leverage. Under the current terms of the LOC, the Fund is allowed to borrow an amount set daily by BNP Paribas that floats depending on the mix of securities held as collateral and of the cash pledged. As of May 31, 2022, the market value of securities and cash pledged as collateral was $3,414,744 and $2,373,306, respectively. These securities are noted in the Schedule of Investments and the value of cash pledged as collateral is reflected as Due from broker and Cash held at lending agent on the Statement of Assets and Liabilities. The Fund was able to borrow $3,486,678 as of May 31, 2022. The interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 125 basis points (1.25%). The interest rate at May 31, 2022 was 2.37%. The Fund had no borrowings under the LOC during the fiscal period covered by this report and as of May 31, 2022.

Assets permitted as investment collateral include any cash, securities, and other investments. The LOC agreement can be terminated by the Fund or lender upon delivery of written notice to the other party.

Note 9 – Derivatives and Hedging Disclosures

FASB’s ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the period ended May 31, 2022.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held as of May 31, 2022 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Asset and Liabilities Location	Value*	Statement of Asset and Liabilities Location	Value*
Interest rate contracts	Unrealized appreciation on open futures contracts	$78,427	Unrealized depreciation on open futures contracts	$—

*   Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effects of the Fund’s derivative instruments on the Statement of Operations for the period ended May 31, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$930,560

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Risk Exposure	Futures Contracts
Interest rate contracts	$103,324

The quarterly average volume of derivative instruments for the period ended May 31, 2022 are as follows:

Risk Exposure	Derivative	Number of Contracts
Interest rate contracts	Short futures contracts	(139)

Note 10 – Disclosures about Offsetting Assets and Liabilities

ASC 815 Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund has standard contracts governing most derivative transactions between the Fund and each of its counterparties and intends to mitigate credit risk with respect to over the counter derivatives. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. During the period ended May 31, 2022, the Fund’s only derivative activity was the use of exchange-traded futures.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2022 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Futures Contracts	BNP Paribas	$78,427	$—	$(78,427)	$—

*   Amounts relate to master netting agreements and collateral agreements which have been determined to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**  Amounts relate to master netting agreements and collateral agreements which have been determined to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 12 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
Saba Closed-End Funds ETF
Actual Performance	$ 1,000.00	$ 947.10	1.10%	$ 5.34
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.45	1.10%	$ 5.54

(1)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST Review of Liquidity Risk Management Program	May 31, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF CONTINUANCE OF ADVISORY AND SUB-ADVISORY AGREEMENTS	May 31, 2022 (Unaudited)

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Saba Closed-End Funds ETF (the “Fund”):

•      the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund; and

•      the sub advisory agreement between ETC and Saba Capital Management, L.P. (“Saba”), pursuant to which Saba provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Saba are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreements be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Saba, and, at the Meeting, representatives from ETC and Saba presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Saba provided overviews of their advisory businesses, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s and Saba’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Saba. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent and quality of the services provided by the ETC and Saba to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Saba’s costs of and profits realized from providing such services, including any fall-out benefits expected enjoyed by ETC and Saba or their respective affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

With respect to the nature, extent and quality of the services provided to the Fund, the Board considered ETC’s and Saba’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Saba, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, and (ii) Saba’s responsibilities include portfolio management, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components,

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF CONTINUANCE OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	May 31, 2022 (Unaudited)

executing portfolio securities trades for purchases and redemptions of Fund shares, general portfolio compliance with relevant law, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Saba’s investment personnel, the quality of ETC’s and Saba’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Saba have appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s and Saba’s registration forms on Form ADV as well as ETC’s and Saba’s responses to a detailed series of questions, which included a description of ETC’s and Saba’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and whether there had been any material changes to such information since it was last presented to the Board. The Board considered ETC’s experience working with ETFs, including the Fund and other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds business activities; supervising the Fund’s registration as an investment company and the offering of shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Saba.

Performance

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective, noting that the Fund is actively managed. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that the Fund’s performance was generally in line with the peer group for the time periods measured. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Saba for services provided to the Fund under the agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was within, but at the high end of the range of advisory fees paid by the peer funds. The Board further took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund. The Board noted that Saba’s sub-advisory fee reflected the uniqueness of the Fund and the fact that the Fund was providing shareholders with access to Saba’s investment strategy and expertise, which other actively managed ETFs would not necessarily be able to offer. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while Saba has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board also considered that, under the Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Fund invested in underlying investment companies, the Board determined that the Fund’s advisory fee is based on services that ETC and Saba provide to the Fund that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board noted that Saba’s sub-advisory

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF CONTINUANCE OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	May 31, 2022 (Unaudited)

fee reflects an arm’s length negotiation between ETC and Saba. The Board further found that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Saba in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Saba from its relationship with the Fund, and reviewed profitability analyses from ETC and Saba with respect to the Fund. In light of the foregoing information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services rendered.

Economies of Scale

The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Saba Capital Management, L.P.

405 Lexington Avenue, 58th Floor

New York, NY 10174

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.sabaetf.com or the SEC’s website at www.sec.gov or by calling toll-free (212) 542-4644.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (212) 542-4644 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.sabaetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/20/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/20/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/20/2022